Calculation of Weighted Average Dilutive Common Shares (Detail) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Exclusion Of Securities [Line Items]
Total potentially dilutive shares	1,583,769	825,833	1,224,318	545,111
Options
Exclusion Of Securities [Line Items]
Total potentially dilutive shares	789,200	435,450	779,200	252,150
Warrants
Exclusion Of Securities [Line Items]
Total potentially dilutive shares	728,850	316,283	412,423	239,795
Convertible notes
Exclusion Of Securities [Line Items]
Total potentially dilutive shares	65,719	74,100	32,695	53,169